Financial risk - Collateral held (Details)	Sep. 30, 2020	Sep. 30, 2019
Performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	87.60%	85.90%
Performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	5.90%	6.30%
Performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	6.50%	7.80%
Performing loans | Housing
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Housing | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Personal
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Personal | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	8.00%	7.90%
Performing loans | Personal | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	32.50%	29.90%
Performing loans | Personal | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	59.50%	62.20%
Performing loans | Business
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Business | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	62.80%	59.60%
Performing loans | Business | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	18.90%	19.30%
Performing loans | Business | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	18.30%	21.10%
Non-performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	76.40%	73.30%
Non-performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	13.50%	17.00%
Non-performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	10.10%	9.70%
Non-performing loans | Housing
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Housing | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	95.20%	90.30%
Non-performing loans | Housing | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	4.80%	9.70%
Non-performing loans | Personal
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Personal | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	49.40%	38.20%
Non-performing loans | Personal | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	50.60%	61.80%
Non-performing loans | Business
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Business | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	39.20%	49.50%
Non-performing loans | Business | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	30.70%	29.20%
Non-performing loans | Business | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	30.10%	21.30%
Parent Entity | Performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	88.30%	86.70%
Parent Entity | Performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	5.40%	5.70%
Parent Entity | Performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	6.30%	7.60%
Parent Entity | Performing loans | Housing
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Housing | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Personal
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Personal | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	8.70%	8.60%
Parent Entity | Performing loans | Personal | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	34.60%	31.10%
Parent Entity | Performing loans | Personal | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	56.70%	60.30%
Parent Entity | Performing loans | Business
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Business | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	63.70%	60.10%
Parent Entity | Performing loans | Business | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	17.70%	18.20%
Parent Entity | Performing loans | Business | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	18.60%	21.70%
Parent Entity | Non-performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	79.00%	75.10%
Parent Entity | Non-performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	11.80%	16.10%
Parent Entity | Non-performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	9.20%	8.80%
Parent Entity | Non-performing loans | Housing
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Housing | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	95.20%	90.10%
Parent Entity | Non-performing loans | Housing | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	4.80%	9.90%
Parent Entity | Non-performing loans | Personal
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Personal | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	50.70%	34.10%
Parent Entity | Non-performing loans | Personal | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	49.30%	65.90%
Parent Entity | Non-performing loans | Business
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Business | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	44.10%	54.00%
Parent Entity | Non-performing loans | Business | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	26.40%	27.40%
Parent Entity | Non-performing loans | Business | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	29.50%	18.60%